Securities and Exchange Commission
                          Washington, DC  20549

                               FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Post-Effective Amendment No. 11                                      X


                                and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 11                                                     X


Exact name of Registrant as Specified in Charter:
                     Manor Investment Funds, Inc.


Address of Principal Executive Offices:
                        15 Chester Commons
                        Malvern, PA  19355
                          610-722-0900


Name and Address of Agent for Service:
                        Daniel A. Morris
                       15 Chester Commons
                       Malvern, PA  19355


Approximate Date of Proposed Public Offering:
   As soon as practical after the Registration Statement becomes effective.


It is proposed that this filing will become effective:
X       immediately upon filing pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485



     Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 30th day of April, 2004.


                          Manor Investment Funds, Inc.

                          by Daniel A. Morris, President






Prospectus
April  2004
Manor Investment Funds, Inc.
                 15 Chester Commons, Malvern, PA  19355
                610-722-0900         800-787-3334



 Manor Investment Funds, Inc. (the "Fund"), an open-end management investment company, was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355.
The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.


Manor Fund
For Conservative Growth & Income


Growth Fund
For Long-term Growth


Bond Fund
For Intermediate-term Fixed Income


The funds are designed for long-term investors, including those who wish to use shares of one or more series as a funding vehicle for tax-deferred plans, including tax-qualified retirement plans and Individual Retirement Account (IRA) plans.

Fund Share Purchase
Shares of the Funds may only be purchased from the Fund at net asset value as next determined after receipt of order. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $100.




These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



Manor Investment Funds, Inc.
Table of Contents


Investments, Risks, and Performance
   Investment Objectives                                            3
   Principal Investment Strategies                                  3
   Principal Risks                                                  4
   Performance Information                                          4

Fee Table
   Fee Table                                                        8

Investment Objectives, Principal Investments Strategies & Related Risks
   Investment Objectives                                            9
   Principal Investment Strategies                                  9
   Related Risks                                                   11

Management, Organization & Capital Structure
   Management                                                      12
   Investment Advisor                                              12
   Capital Structure                                               13
   Voting Rights                                                   14


Shareholder Information
   Pricing of Shares                                               14
   Purchasing Shares                                               14
   Dividends and Distributions                                     15
   Redemptions                                                     15
   Frequent Purchases and Redemptions                              15
   Taxes                                                           16
   Reports to Shareholders                                         16
   Retirement Accounts                                             17


Distribution
   Distribution                                                    17

Financial Highlights & Information
   Financial Highlights                                            17


Account Application
   Account Application                                             21


Statement of Privacy
   Privacy Statement                                               23












INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Manor Fund generally holds individual investments for three to five years.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Growth Fund generally holds individual investments for three to five years.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

Principal Risks

An investor could lose money through their investment in the funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.
Risks in the Manor Fund include:
* the possibility of a general decline in the stock market,
* the possibility that a shift in economic conditions will adversely impact large corporations,
* or that the Fund manager will be unsuccessful in identifying attractive investments.
Risks in the Growth Fund include:
* the possibility of a general decline in the stock market,
* the possibility that a shift in economic conditions will adversely impact companies with high growth rates,
* or that the Fund manager will be unsuccessful in identifying attractive investments.
Risks in the Bond Fund include:
* the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,
* or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above each Fund carries the risk that, Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.


Performance Information

The bar charts and tables below provide an indication of the risk of investing in the Fund. The Bar chart shows the performance before taxes for each Fund since inception. The table shows average annual returns for each Fund compared to a broad-based securities index and an average of other Funds in a peer group. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Past performance of the Fund, before and after taxes, does not indicate how the Fund will perform in the future.








Performance Information for the Manor Fund



During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was -20.24% during the 3rd Quarter
 2001.  The highest return was 16.7% during the 4th Quarter 1998.





Average Annual Total Returns
For the Periods ended December 31, 2003


                                                                   Since
                                                               Inception
                                         1 Year      5 Year      9/26/95
Return before Taxes                     31.56 %     -2.09 %       4.48 %

Return After Taxes on Distributions     31.56 %     -2.12 %       4.34 %

Return After Taxes on Distributions and Sale of Fund Shares
                                        20.51 %     -1.78 %       3.82 %

Lipper Large-Cap Core Mutual
Fund Index
Reflects no deduction for taxes         24.80 %     -2.46 %       6.06 %
S&P 500 Index
Reflects no deduction for fees,
 expenses or taxes                     -28.69 %     -0.55 %       9.85 %





The primary index for comparison is the Lipper Large Cap Core Mutual Fund
 Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund. The S&P 500 is a broad market index of large capitalization stocks.







Performance Information for the Growth Fund



During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -18.60% for the 4th Quarter of 2000, the highest return was 21.2% during the 4th Quarter of 1999.




Average Annual Total Returns
For the Periods ended December 31, 2003
                                                                   Since
                                                               Inception
                                         1 Year                  6/30/99

Return before Taxes                     30.23 %	                 -1.79 %

Return After Taxes on Distributions     30.23 %                  -1.79 %


Return After Taxes on Distributions
and Sale of Fund Shares                 19.65 %                  -1.51 %


Lipper Large-Cap Growth Mutual
Fund Index
Reflects no deduction for taxes         26.96 %                  -9.61 %

S&P 500 Index
Reflects no deduction for fees,
expenses or taxes                       28.69 %                  -3.15 %


The primary index for comparison is the Lipper Large-Cap Growth Mutual
Fund Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Growth Fund. The S&P 500 Index is a broad market index of large capitalization stocks.






Performance Information  for the Bond Fund



During the period shown in the bar chart above, the lowest return for a calendar quarter was -0.63% for the 4th Quarter of 2001, the highest return was 4.14% during the 3rd Quarter of 2001.




Average Annual Total Returns
For the Periods ended December 31, 2003
                                                                   Since
                                                               Inception
                                         1 Year                  6/30/99
Return before Taxes                      0.82 %                   4.65 %

Return After Taxes on Distributions     -0.31 %                   3.61 %

Return After Taxes on Distributions
 and Sale of Fund Shares                 0.97 %                   3.41 %



Lipper US Gov't  Mutual Fund Index
Reflects no deduction for taxes          9.29 %                   9.97 %
Lehman Intermediate-term Treasury Index
Reflects no deduction for fees,
 expenses or taxes                       8.10 %                   8.16 %



The primary index for comparison is the Lipper US Government Mutual Fund Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Bond Fund. The Lehman Intermediate-term US Treasury Index is an index of US Treasury Notes with a maximum maturity of 10 years.





FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ending December 31, 2003.


                            ManorFund         GrowthFund         Bond Fund
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Management fees                 1.0%                1.0%              0.5%

All other expenses              0.5%                0.5%              0.5%
                              ------              ------            ------
Total operating expenses *      1.5%                1.5%              1.0%
                              ======              ======            ======

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund          1 Year          3 Years          5 Years          10 Years
Manor Fund     $ 156            $ 488            $ 843           $ 1,628
Growth Fund    $ 156            $ 488              NA                NA
Bond Fund      $ 105            $ 327              NA                NA

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.







INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES & RELATED RISKS


Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested.
To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.



In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.




In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in
short term securities issued at a discount to face value such as    U.S.
Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.



Related Risks

In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.


Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.



MANAGEMENT, ORGANIZATION & CAPITAL STRUCTURE

Management
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

Investment Adviser
Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund.

Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the Directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of
the Fund, under the review of the Directors of the Fund.    The Agreement
may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will
terminate automatically.    For these services the Fund has agreed to pay
to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Funds to no more than 1.5% of average assets (1.0% for the Bond Fund).

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of Directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


Capital Structure
The authorized capitalization of Manor Investment Funds, Inc. is
10,000,000 shares of common stock of $.001 par value per share.
Each Fund share has equal dividend,
distribution and liquidation rights of that Fund.


Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the Directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.



SHAREHOLDER INFORMATION

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open. The Exchange is closed on most national holidays. The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. The minimum amount for subsequent purchases is $100, but less may be accepted under special circumstances. Shareholders may also authorize the Fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Frequent Purchases and Redemptions
Frequent purchase and redemption transactions of the Fund, sometimes referred to as "market timing," create risk for the shareholder initiating the transactions and for other shareholders.  Shareholders who participate in this short-term
	trading philosophy run the risk of realizing substantial losses from ill-timed
	 transactions, forfeiting the opportunity to participate in long-term market
	 trends, and losing the benefit of favorable taxation on long-term investment
	 holdings.  Active trading of this sort undermines the long-term investment
	 philosophy of the Fund.  Other shareholders can experience lower investment
	 returns if active trading creates higher portfolio turnover, thus generating
	 short-term gains and losses that must be distributed as Fund dividends.

The Manor Investment Funds, as a matter of policy, discourages excessive trading by fund shareholders and will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of The Fund.


Taxes
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code").

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Reports to Shareholders
The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

The Fund regularly publishes a list of portfolio holdings for the benefit of shareholder and prospective shareholders. A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter. A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar on a monthly basis.


Retirement Accounts
The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with Manor Investment Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.


DISTRIBUTION

The Fund acts as transfer agent for its own shares. US Bancorp acts as trustee for the Fund.


FINANCIAL HIGHLIGHTS INFORMATION

 The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Sanville & Co. for the year ended December 31, 2003 and other auditors for the other periods individualized on the financial highlights table. The auditor's report along with the Fund's financial statements, are included in the Statement of Additional Information and the Annual Report, which is available upon request.







MANOR INVESTMENT FUNDS, INC.
MANOR FUND
FINANCIAL HIGHLIGHTS
For a shre of capital stock outstanding throughout the period


For the years ended December 31,


                              2003      2002      2001     2000      1999
                            -------   -------   -------   -------   -------
PER SHARE DATA
Net asset value, beginning of period
                            $ 10.52   $ 13.20   $ 15.76   $ 17.08   $ 15.46
                            -------   -------   -------   -------   -------
Income from investment operations:
 Net investment income (loss)
                               --      (0.01)    (0.02)    (0.06)      0.07
Net realized and unrealized
  gain (loss) on investments
                               3.32    (2.67)    (2.54)    (1.26)      1.62
                            -------   -------   -------   -------   -------
Total from investment operations
                               3.32    (2.68)    (2.56)    (1.26)      1.69
                            -------   -------   -------   -------   -------
Less distributions from:
  Net investment income
                               --         --        --        --     (0.07)
  Realized capital gains
                               --         --        --        --       --
                            -------   -------   -------   -------   -------
Total distributions            --         --        --        --     (0.07)
                            -------   -------   -------   -------   -------


Net asset value, end of period
                            $ 13.84   $ 10.52   $ 13.20   $ 15.76   $ 17.08
                            -------   -------   -------   -------   -------


Total Return
                             31.56%   -20.30%   -16.24%    -7.73%    10.95%
                            -------   -------   -------   -------   -------


Ratios and Supplemental Data:

Net assets, end of period (000)

                            $ 2,615   $ 1,750   $ 2,087   $ 2,569   $ 2,956
                            -------   -------   -------   -------   -------

Ratio of expenses to average
net assets                    1.50%     1.50%     1.50%     1.50%     1.50%
                            -------   -------   -------   -------   -------

Ratio of net investment
income to average net assets  0.04%    -0.08%	 -0.11%    -0.32%     0.44%
                            -------   -------   -------   -------   -------


Portfolio Turnover Rate        4.3%     26.0%     28.0%     16.0%     19.0%
                            -------   -------   -------   -------   -------



The accompanying notes are an integral part of these financial statements.



MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Financial Highlights
For a shre of capital stock outstanding throughout the period


For the years dnded December 31,

                         2003      2002      2001      2000     1999*
                       ------    ------    ------    ------    ------
PER SHARE DATA

Net asset value,
beginning of period   $  7.08   $  8.95   $  9.54   $ 11.72   $ 10.00
                       ------    ------    ------    ------    ------

Income from investment operations:
     Net investment (loss)
                       (0.05)    (0.06)    (0.05)    (0.05)       --

     Net realized and
     unrealized gain
   (loss) on investments 2.19    (1.81)    (0.54)    (2.13)      1.72
                       ------    ------    ------    ------    ------
Total from investment
operations               2.14    (1.87)    (0.59)    (2.18)      1.72
                       ------    ------    ------    ------    ------

Less distributions from:

 Net investment income    --        --        --        --        --


     Realized capital
     gains                --        --        --        --        --
                       ------    ------    ------    ------    ------
Total Distributions       --        --        --        --        --
                       ------    ------    ------    ------    ------


Net asset value,
end of period         $  9.22   $  7.08   $  8.95   $  9.54   $ 11.72
                       ------    ------    ------    ------    ------


Total
Return                 30.23%   -20.89%    -6.18%   -18.60%    17.20%
                       ------    ------    ------    ------    ------


Ratios and Supplemental Data:

Net assets, end of period (000)

                       $ 2,556   $ 1,637   $ 1,522   $ 1,528   $ 1,137
                       -------   -------   -------   -------   -------

Ratio of expenses to net assets
                        1.50%     1.50%     1.50%     1.52%   1.49%(a)
                       ------    ------    ------    ------    ------

Ratio of net investment income to average net assets
                       -0.66%    -0.70%    -0.53%    -0.44%   0.01%(a)
                       ------    ------    ------    ------    ------


Portfolio Turnover Rate 6.5%      13.2%     33.6%     16.0%      4.0%
                       ------    ------    ------    ------    ------




* For the period from July 1, 1999 (commencement of operations) to December 31, 1999
(a) Annualized
The accompanying notes are an integral part of these financial statements.







MANOR INVESTMENT FUNDS, INC.
BOND FUND
Financial Highlights
For a shre of capital stock outstanding throughout the period


For the years dnded December 31,


                         2003      2002      2001      2000      1999
                       ------    ------    ------    ------    ------
PER SHARE DATA

Net asset value,
beginning of period   $ 10.98   $ 10.63   $ 10.39   $  9.90   $ 10.00
                       ------    ------    ------    ------    ------

Income from investment operations:
     Net investment
     Income              0.26      0.32      0.43      0.46      0.18

     Net realized and
     Unrealized gain
   (loss) on investments (0.17)    0.39      0.23      0.47    (0.11)
                        -------  ------    ------    ------    ------

Total from investment
operations               0.09      0.71      0.66      0.93      0.07
                       ------    ------    ------    ------    ------

Less distributions from:

 Net investment income (0.25)    (0.33)    (0.42)    (0.44)    (0.17)

     Realized capital
     gains             (0.24)    (0.03)       --        --        --
                       ------    ------    ------    ------    ------
Total Distributions    (0.49)    (0.36)    (0.42)    (0.44)    (0.17)
                       ------    ------    ------    ------    ------


Net asset value,
end of period         $ 10.58   $ 10.98   $ 10.63   $ 10.39   $  9.90
                       ------    ------    ------    ------    ------



Total Return            0.82%     6.69%     6.35%     9.39%     0.70%
                       ------    ------    ------    ------    ------


Ratios and Supplemental Data:

Net assets, end of period (000)
                      $ 1,769    $ 1,962   $ 1,476   $  803    $ 427
                      -------    -------   -------    ------   -------

Ratio of expenses to net assets
                        1.00%     1.00%     1.00%     1.00%   1.00%(a)
                       ------    ------    ------    ------    ------

Ratio of net investment income to average net assets
                        2.30%     2.96%     4.01%     4.45%   3.58%(a)
                       ------    ------    ------    ------    ------



Portfolio Turnover Rate 50.6%    26.3%      0.0%      0.0%      0.0%
                       ------    ------    ------    ------    ------


* For the period from July 1, 1999 (commencement of operations) to December 31, 1999
(a) Annualized

The accompanying notes are an integral part of these financial statements.





Manor Investment Funds, Inc.
New Account Application

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. For any additional information please contact the Fund at 610-722-0900 or 800-787-3334.
_______________________________________________________________
1. Investments
   Initial Investment:  $ _______________________
                  (Minimum initial investment $1,000)

  Fund Selection:       (must total 100%)

      Manor Fund   ________  %
      Growth Fund  ________  %
      Bond Fund    ________  %






Make your check payable to:
Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
_______________________________________________________________

2. Registration     (please print)

Individual

__________________________________________________________________________
 First Name         MI           Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

Joint Owner*

__________________________________________________________________________
First Name          MI           Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

* Registration will be Joint Tenancy with Rights of survivorship (JTWROS) unless otherwise specified.

Gift to Minors

  ______________________________________________________________
  Custodian's First Name             MI              Last Name

  ______________________________________________________________
  Minor's First Name                 MI              Last Name


  ______________________________________________________________
  Minor's Social Security #  Minor's Birthdate

  Minor's State of Residence :  ________________________________
Corporation **, Trust, Estate, Pension Plan, Partnership, or other Entity***:

 ___________________________________________________
 Name

____________________________                    ________________________
Social Security # or Tax ID #                        Date of Agreement

**Corporate Resolution is required.
*** Additional documentation and certification may be required.
___________________________________________________________________

3. Mailing Address     (please print)

   __________________________________________________________________
    Street                                                 Apt./Suite

   __________________________________________________________________
    City                                         State            Zip

    __________________________________________________________________
    Daytime Phone #                                    Evening Phone #
___________________________________________________________________

4. Distribution Options

Dividends and capital gains will be reinvested if no option is selected.

   ___Pay all income in cash.        ____Pay all capital gains in cash.
___________________________________________________________________

5. Signature and Certification required by the Internal Revenue Service

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

_________________________________________________     __________________
Signature of Owner or Custodian                                     Date

_________________________________________________    	__________________
Signature of Co-owner                                               Date


If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below. Print name and title of officer signing for a corporation or other entity

6. Automatic Deposit Authorization:   Appropriate form available upon
request.

MANOR INVESTMENT FUNDS, INC.

 Statement of Privacy

Manor Investment Funds, Inc., (MIF), believes that our clients' personal information is private and the employees of Manor Investment Funds, Inc. hold themselves to the highest standards to ensure that clients can trust our commitment to this policy.

MIF limits the collection and use of personal information to that which is necessary to administer our clients' accounts, to provide customer services
and/or to fulfill legal and regulatory requirements.       We collect this
information about clients from your applications, forms, and from your transactions with us.

MIF does not share personal information about clients or former clients to any outside third party unless we are required by law and/or regulatory procedures, or receive your prior written consent.

MIF discloses nonpublic information about our clients to financial service providers, such as securities broker-dealers executing security transactions, or transfer agents authorized to maintain client accounts.

MIF restricts access to nonpublic personal information about you only to those employees who need to know that information to provide products or services to you. We maintain physical and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Manor Investment Funds, Inc. will continue to review our efforts to ensure client privacy and make every effort to keep your personal information accurate, current and confidential.

















PROSPECTUS

Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334



A  no-load, open-end management investment company issuing shares in three
series;   the Manor Fund, the Growth Fund, and the Bond Fund.
The Funds are designed for long-term investors.


Additional Information
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A Statement of Additional Information (SAI), dated April 30, 2003, is incorporated by reference into this prospectus. This means that it is legally part of this Prospectus. A copy of the SAI may be obtained without charge by writing or calling the Fund directly at 800-787-3334. Annual and Semi-annual reports are also available upon request.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov. Copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.



Investment Company Act File No. 811-0913






FORM N-1A

PART B
STATEMENT OF ADDITIONAL INFORMATION


April 30, 2004

Manor Investment Funds, Inc.

Malvern, PA  19355
610-722-0900
800-787-3334


      This Statement of Additional Information is not a Prospectus, and Should be read in conjunction with the Fund's current Prospectus (dated 4/30/2004). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

TABLE OF CONTENTS

Fund History                                                      1
Description of the Fund and its Investments & Risks               1
Management of the Fund                                            4
Control Persons and Principal Holders of Securities               5
Investment Advisory and Other Services                            5
Brokerage Allocation and Other Practices                          6
Capital Stock and Other Securities                                6
Purchase, Redemption and Pricing of Shares                        7
Taxation of the Fund                                              8
Reports to Shareholders                                           8
Retirement Accounts                                               8
Underwriters                                                      9
Calculation of Performance Data                                   9
Auditor's Report and Financial Statements                        10



      No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated 4/30/2004 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

This Statement of Additional Information does not constitute an offer to sell securities.















FUND HISTORY

Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.

DESCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund. Each of the Funds is a no-load "mutual fund." There is no commission or charge when shares are purchased, and no 12b-1 charges. The Funds are a series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies. Morris Capital Advisors, Inc. provides investment advisory and administrative services to the Funds.

Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.

Principal Investment Strategies
The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested.
To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.


Related Risks
In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.


Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.


Other Strategies
Under normal market conditions, each Fund should be fully invested in the types of securities described above. Within the limitations described in this prospectus, the percentages of Fund assets invested will vary in accordance with the judgment of the Advisor. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis. Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Portfolio Turnover Policy

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


Policies
      The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.




MANAGEMENT OF THE FUND

      The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:


INDEPENDENT DIRECTORS

JAMES MCFADDEN
James McFadden is a Director of the Fund, and Chairman of the Audit Committee. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/25/1995.
Mr. McFadden is Vice President of Marketing for MBNA Corporation. He is not a Director for any other public companies.

JOHN MCGINN
John McGinn is a Director of the Fund, and serves on the Audit Committee. He serves a one-year term, and stands for reelection annually. He has been a Director since 11/5/2002.
Mr. McGinn is head of Credit Review for Vertex, Inc. He is not a Director for any other public companies.

FRED MYERS
Fred Myers is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/25/1995.
Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA's. He is not a Director for any other public companies.

EDWARD SZKUDLAPSKI
Edward Szkudlapski is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 5/15/2000. Mr. Szkudlapski is President of Eclipse Business Systems. He is not a Director
 for any other public companies.

DONALD THOMPSON
Donald Thompson is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 4/20/1999.
Mr. Thompson is a Network Administrator and Healthcare Consultant. He is not a Director for any other public companies.

ALAN WEINTRAUB
Alan Weintraub is a Director of the Fund.  He serves a one-year term, and stands for reelection annually.  He has been a Director since 9/25/1995.
Mr. Weintraub is a Chief Technical Officer with Qumas, Cork, Ireland. He is not a Director for any other public companies.


INTERESTED DIRECTORS


DANIEL A. MORRIS
Daniel A. Morris is a Director of the Fund, and President of Morris Capital Advisors, Inc., advisor to the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/25/1995.
Mr. Morris is President of the Fund and President of Morris Capital Advisors, Inc., investment adviser to the Fund. Prior to founding Morris Capital Advisors, Inc., he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. As President of the Fund, he is considered an Interested Director. He is not a Director for any other public companies.

BRUCE LAVERTY
Bruce Laverty is a Director of the Fund, and serves as legal counsel to the Fund. He serves a one-year term, and stands for reelection annually.
  He has been a Director since 9/25/1995.
Mr. Laverty is a Partner of the law firm Valocchi, Fischer & Laverty legal counsel to the Fund. He is not a Director for any other public companies.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of December 31, 2003, Daniel A. Morris owned or beneficially owned 5.0% of the value of Fund shares, outstanding. As of December 31, 2003, four other shareholders owned or beneficially owned more than 5% of the value of the Fund shares outstanding.  James & Irene Klucar, Susan Zoog Kusma, and
David & Christine Kahn owned or beneficially owned 10.6%, 10.0%, and 7.7%, respectively, of the value of the Fund shares outstanding. The Officers and Directors owned or beneficially owned as a group 17.5% of the value of the Fund shares outstanding. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 2003, owned or beneficially owned more than 5% of the value of the Fund shares outstanding.



INVESTMENT ADVISORY AND OTHER SERVICES
      Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment.Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Capital Advisors, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

      On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

      Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


BROKERAGE ALLOCATION AND OTHER PRACTICES
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

      The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations.
Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

      Brokerage commissions for the year ended December 31, 2003 were $1,514.05. Other than set forth above, the Fund has no fixed policy, formula, method or criteria, which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


CAPITAL STOCK AND OTHER SECURITIES
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.


PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Frequent Purchases and Redemptions
Frequent purchase and redemption transactions of the Fund, sometimes referred to as "market timing," create risk for the shareholder initiating the transactions and for other shareholders.  Shareholders who participate in this short-term
	trading philosophy run the risk of realizing substantial losses from ill-timed
	 transactions, forfeiting the opportunity to participate in long-term market
	 trends, and losing the benefit of favorable taxation on long-term investment
	 holdings.  Active trading of this sort undermines the long-term investment
	 philosophy of the Fund.  Other shareholders can experience lower investment
	 returns if active trading creates higher portfolio turnover, thus generating
	 short-term gains and losses that must be distributed as Fund dividends.

The Manor Investment Funds, as a matter of policy, discourages excessive trading by fund shareholders and will proactively seek to close the accounts of shareholders when they are deemed to be disruptive to the long-term investment goals of The Fund.

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.). The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.



TAXATION OF THE FUND
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

REPORTS TO SHAREHOLDERS
The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

The Fund regularly publishes a list of portfolio holdings for the benefit of shareholder and prospective shareholders. A current list of portfolio holdings with respective market values are published in the Fund report mailed with shareholder statements at the end of each quarter. A current list of portfolio securities is also supplied to mutual fund analytical services such as Morningstar on a monthly basis.


RETIREMENT ACCOUNTS
The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with Manor Investment Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.


UNDERWRITERS
      The Fund acts as its own underwriter.


CALCULATION OF PERFORMANCE DATA
      Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

      The foregoing computation may also be expressed by the following formula:

          P(1+T)^n = ERV

             P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment made
                   at the beginning of the stated periods at the end of the stated periods.






















MANOR INVESTMENT FUNDS, INC.
MALVERN, PENNSYLVANIA

Financial Statements
For the Year Ended
December 31, 2003
and
Independent Auditor's Report




                    INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Directors of the Manor Investment Funds, Inc.

           We have audited the accompanying statements of assets and liabilities of Manor Fund, Growth Fund and Bond Fund (collectively the "Funds"), the funds comprising the Manor Investment Funds, Inc., including the schedules of investments, as of December 31, 2003 and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the four years in the period then ended, were audited by other auditors whose report dated January 28, 2003 expressed an unqualified opinion on this information.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

       In   our  opinion,  the  financial  statements  and  financial
highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.




Abington, Pennsylvania
/s/ Sanville & Company
Certified Public Accountants
February 12, 2004




MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003





                          Manor Investment Funds, Inc.
                      Statement of Assets and Liabilities
                               December 31, 2003

Year Ending December 31, 2003

ASSETS                        Manor Fund    Growth Fund      Bond Fund
------                        ----------    -----------     ----------
Investments in Securities,
at value (cost of $2,145,396,
$2,098,376, and $1,632,739,
respectively)                 $2,409,874    $ 2,258,306     $1,652,109

Cash and cash equivalents        203,526        297,071        105,521

Receivables: Dividends             2,456          1,945          --
             Interest                163            252         11,860
                              ----------    -----------     ----------
Total Assets                   2,616,019      2,557,574      1,769,490

LIABILITIES
-----------
Payable to advisor                 1,027          1,605          --
Accrued expenses                     250            250            220
                              ----------    -----------     ----------
Total Liabilities                  1,277          1,855            220

                              ----------    -----------     ----------
NET ASSETS                    $2,614,742    $ 2,555,719     $1,769,270


NET ASSETS CONSIST OF:

Capital Stock-par value       $      188     $      277     $      167
              paid in capital  2,473,991      2,702,064      1,744,523

Undistributed net investment
income                             --              --              --

Accumulated net
realized (loss) gain            (123,915)      (306,552)           841

Net unrealized
appreciation (depreciation)      264,478        159,930         19,370

                              ----------    -----------     ----------
NET ASSETS                    $2,614,742    $ 2,555,719     $1,769,270
                              ----------    -----------     ----------



CAPITAL SHARES OUTSTANDING       188,920        277,247        167,122
(10,000,000 authorized shares;
$.001 par value)

NET ASSET VALUE PER SHARE     $    13.84    $      9.22     $    10.58
                              ----------    -----------     ----------

The accompanying notes are an integral part of these financial statements.



MANOR INVESTMENT FUNDS, INC.
MANOR FUND
Schedule of Investments
December 31, 2003


                               Shares                     Value
COMMON STOCKS -  100 %

  Consumer Staples - 6.4%
  Pepsico Inc.                  1,560                    72,727
  Reebok International Ltd.	2,090                    82,179
                                                       --------
                                                        154,906

  Consumer Discretionary - 2.2%

  Time Warner Inc. *            2,930                    52,711
                                                       --------
                                                         52,711

   Retail - 6.7%

     Best Buy Co., Inc.         1,550                    80,972
     Cardinal Health Inc.       1,305                    79,814
                                                       --------
                                                        160,786

   Medical - 12.6%

     Anthem Inc.*                 920                    69,000
     Johnson & Johnson          1,350 	                 69,741
     Manor Care Inc.            2,590                    89,536
     Pfizer Inc.                2,130                    75,253
                                                       --------
                                                        303,530

   Automobile -2.6%

     General Motors Corp.       1,190                    63,546
                                                       --------
                                                         63,546




MANOR INVESTMENT FUNDS, INC.
MANOR FUND
Schedule of Investments (continued)
December 31, 2003


                               Shares                     Value
   Basic Materials - 3.8%

     Alcan Inc.                 1,940                    91,083
                                                       --------
                                                         91,083
   Industrial Products - 2.5%

     Tyco International Ltd.    2,240                    59,360
                                                       --------
                                                         59,360

   Construction - 3.9%

     KB Home                    1,310                    95,001
                                                       --------
                                                         95,001

   Multi-Industry - 2.9%

     General Electric Co.       2,270                    70,325
                                                       --------
                                                         70,325

   Computer - 14.1%

     Cisco Systems Inc.*        2,350                    57,082
     Citrix Systems Inc.*       2,570                    54,510
     Hewlett-Packard Co.        1,960                    45,021
     Intel Corp.                2,980                    95,956
     International Business Machines Corp.
                                  950                    88,046
                                                       --------
                                                        340,615

   Aerospace - 2.2%

     Boeing Co.	                1,230                    51,832
                                                       --------
                                                         51,832



MANOR INVESTMENT FUNDS, INC.
MANOR FUND
Schedule of Investments (continued)
December 31, 2003


                               Shares                     Value

   Oil - 8.3%

     Devon Energy Corp.         1,220                  $ 69,857
     Nabors Industries Ltd.*    1,310                    54,365
     Occidental Petroleum Corp.	1,820                    76,877
                                                       --------
                                                        201,099

   Finance - 22.8%

     Allstate Corp.             1,830 	                 78,727
     Citigroup Inc.             1,769                    85,867
     Fannie Mae                 1,120                    84,067
     Freddie Mac                  920                    53,654
     MBNA                       3,070                    76,289
     Shurguard Storage Centers Inc.
                                2,060                    77,559
     Vornado Realty Trust       1,710                    93,623
                                                       --------
                                                        549,786

   Utilities - 2.7%

     Exelon Corp.                 970                    64,369
                                                       --------
                                                         64,369

   Miscellaneous - 6.3%

     iShares S&P 500/Barra Value Index Fund
                                1,340                    74,142
     SPDR Trust Series 1          690                    76,783
                                                       --------
                                                        150,925

                                                       --------
     TOTAL COMMON STOCKS (Cost $2,145,396)     $      2,409,874
                                                       --------

* Non-income producing during the year.





MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Schedule of Investments
December 31, 2003


                               Shares                     Value

COMMON STOCKS -  100 %

  Consumer Staples - 2.0%

     Jones Apparel Group Inc.	1,270                   $44,742
                                                       --------
                                                         44,742

  Consumer Discretionary - 12.0%

     Barnes & Noble Inc.*       1,980                    65,043
     Cendant Corp.*             3,910                    87,076
     InterActive Corp.*         1,570                    53,270
     Mohawk Industries Inc.*      920                    64,897
                                                       --------
                                                        270,286

   Retail - 13.1%

     AmerisourceBergen Corp.    1,050                    58,957
     Bed, Bath & Beyond Inc.*   1,400                    60,690
     eBay, Inc.*                1,520                    98,177
     Staples Inc.*              2,890                    78,897
                                                       --------
                                                        296,721

   Medical - 17.6%

     Andrx Corp.*               1,120                    26,925
     Cytyc Corp.*               3,230                    44,445
     Express Scripts Inc.* 	1,230                    81,709
     Forest Laboratories Inc.*    940                    58,092
     Ivax Corp.*                2,843                    67,891
     Quest Diagnostics*           700                    51,177
     Universal Health Services Inc.
                                1,270                    68,224
                                                       --------
                                                        398,463


MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Schedule of Investments (continued)
December 31, 2003


                               Shares                     Value

   Computer - 28.6%

     Cisco Systems Inc. *         620                   $15,060
     Concord EFS Inc.*          1,740                    25,821
     Dell Inc.*                 2,130                    72,335
     Intel Corp.                2,500                    80,500
     Microsoft Corp.            2,660                    73,256
     Qualcomm Inc.              1,320                    71,188
     Technology Select SPDR*    2,400                    48,912
     Vishay Intertechnology Inc.*
                                4,170                    95,493
     Waters Corp.*              1,510                    50,072
     Xilinx Inc.*               2,930                   113,508
                                                       --------
                                                        646,145

   Oil - 2.8%

     Valero Energy Corp.        1,380                    63,949
                                                       --------
                                                         63,949

   Finance - 15.5%

     American International Group Inc.
                                1,160                    76,885
     Chelsea Property Group Inc.
                                1,460                    80,022
     Hospitality Properties Trust
                                2,020                    83,386
     T. Rowe Price Group Inc.     790                    37,454
     Washington Mutual Inc.     1,800                    72,216
                                                       --------
                                                        349,963

   Transportation -1.1%

     Tidewater Inc.               830                    24,800
                                                       --------
                                                         24,800





MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Schedule of Investments (continued)
December 31, 2003


                               Shares                     Value

   Business Services - 1.0%

     Monster Worldwide Inc.*    1,000                  $ 21,960
                                                       --------
                                                         21,960

   Miscellaneous - 6.3%

     iShares S&P 500/Barra Growth Index Fund
                                1,220                   67,832
     SPDR Trust Series 1          660                   73,445
                                                       --------
                                                       141,277

                                                       --------
     TOTAL COMMON STOCKS (Cost $2,098,376)        $   2,258,306
                                                       --------


* Non-income producing during the year.






MANOR INVESTMENT FUNDS, INC.
BOND FUND
Schedule of Investments
December 31, 2003


                                      Face Amount                Value

U.S. GOVERNMENT BONDS - 100%

US Treasury Note, 5.25%, 05/15/04        80,000            $    81,250
US Treasury Note, 6.00%, 08/15/04       100,000                103,000
US Treasury Note, 2.00%, 11/30/04       300,000                301,875
US Treasury Note, 1.50%, 02/28/05       200,000                200,438
US Treasury Note, 5.875%, 11/15/05       50,000	                53,797
US Treasury Note, 1.875%, 11/30/05      300,000                300,562
US Treasury Note, 5.625%, 02/15/06      100,000                107,750
US Treasury Note, 3.25%, 08/15/07       200,000                204,000
US Treasury Note, 3.125%, 10/15/08      300,000                299,437

                                                             ---------
TOTAL U.S. GOVERNMENT BONDS (Cost $1,632,739)         $      1,652,109

The accompanying notes are an integral part of these financial statements.













                       Manor Investment Funds, Inc.
                          Statement of Operations
                             December 31, 2003


Year Ending December 31, 2003

Investment Income             Manor Fund    Growth Fund      Bond Fund
-----------------             ----------    -----------     ----------
Dividends, net of foreign
taxes withheald of $131,
$-, and $, respectively       $   29,480    $    13,170     $      --

Interest                           2,361          3,491         59,932
                              ----------    -----------     ----------
Total Investment Income       $   31,841    $    16,661     $   59,932


Expenses
--------
Advisory and Management Fees
(note 2)                          19,885         18,884          7,260
Professional Fees                  6,169          5,058          6,217
Custodian Fee                      3,120          3,085          3,460
Insurance                            635            397            555
Registration Fees                    405            100            375
Taxes                                150            150            378
Other                                734          2,244            --
                              ----------    -----------     ----------
Total Expenses                    31,124         29,918         19,919
Reimbursed by advisor               (250)         (375)         (1,850)
                              ----------    -----------     ----------
Net Expenses                      30,874         29,543         18,069

Net Investment Income (Loss)         967       (12,882)         41,863


Realized & Unrealized Gain (Loss) on Investments (Note 4)
------------------------------------------------
Net Realized gain (loss)
on Investments                     3,292       (58,098)         37,918

Net Change in Unrealized
Appreciation/Depreciation
on Investments                   579,503        607,361       (63,072)

Net realized and Unrealized Gain (Loss)
on Investments                   582,795        549,263       (25,154)

                              ----------    -----------     ----------
Net Increase (Decrease)
in Net Assets Resulting
from Operations               $  583,762    $   536,381     $   16,709
                              ----------    -----------     ----------


The accompanying notes are an integral part of these financial statements.







MANOR INVESTMENT FUNDS, INC.
Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002

	Manor			Growth			   Bond
    2003     2002          2003        2002	     2003       2002

(Decrease) increase in Net Assets from Operations
 Net investment income (loss)
    967$   (1,370)      (12,882)    (10,532)       41,863    45,976

Net realized gain (loss) on investments
   3,292   (4,835)    (58,098)    (48,507)       37,918      7,381

Net change in unrealized appreciation/depreciation on investments
 579,503  (442,334)      607,361   (314,010)      (63,072)    30,446

Net increase (decrease) in net assets resulting from operations
 583,762  (448,539)      536,381   (373,049)       16,709     83,803

Distributions to Shareholders from net investment income (loss)
     --        --          --          --         (40,658)   (44,818)

Net realized gain (loss)
     --        --          --          --         (37,777)    (7,381)
 Total distributions
     --        --          --          --         (78,435)   (52,199)


Capital Share Transactions
 Proceeds from shares sold
 384,827   617,828       458,285    842,665       240,290   1,608,279

Reinvestment of distributions
     --        --          --          --           --         52,199

Payment for shares redeemed
 (103,388) (506,641)	(75,630)   (355,086)     (371,299) (1,206,500)

Net increase (decrease) in net assets from capital share transactions
  281,439   111,187     382,655     487,579      (131,009)    453,978

Total Increase (Decrease) in Net Assets
  865,201  (337,352)    919,036     114,530      (192,735)    485,582

Net Assets
  Beginning of year
1,749,541  2,086,893   1,636,683   1,522,153    1,962,005   1,476,423

  End of year
$2,614,742 $1,749,541  $2,555,719  $1,636,683  $1,769,270  $1,962,005

Transactions in Shares of the Fund

 Sold
  31,318    54,772        55,777    108,141       14,687      146,013

 Issued in reinvestment of distributions
   --         --           --          --          7,414        4,771
 Redeemed
 (8,732)   (46,530)     (9,606)     (47,137)     (33,746)   (110,850)

Net increase (decrease) in outstanding shares of the Fund
  22,586     8,242      46,171       61,004      (11,645)      39,934


The accompanying notes are an integral part of these financial statements.









                    MANOR INVESTMENT FUNDS, INC.
                    Notes to Financial Statements
                          December 31, 2003


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Organization: Manor Investment Funds, Inc. (the "Company") is a non-diversified regulated investment company and was incorporated in the Commonwealth of Pennsylvania on September 13, 1995. The primary investment objective of each of the Funds follows: Manor Fund - conservative capital appreciation and current income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - intermediate-term fixed income, investing primarily in U.S. Government obligations. The following is a summary of the Funds' significant accounting policies.

    Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

    Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

           Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.




                    MANOR INVESTMENT FUNDS, INC.
              Notes to Financial Statements (continued)
                          December 31, 2003


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

    Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

           Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates


2.   INVESTMENT ADVISORY AGREEMENT

    The Fund has an investment advisory agreement (the "agreement") with Morris Capital Advisors, Inc. (the "Advisor"), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the terms of the agreement, the Funds will pay the Advisor a monthly fee based on the Funds' average daily net assets at the annual rate of 1.00% for Manor Fund and Growth Fund and 0.5% for Bond Fund.

    Under the terms of the agreement if the aggregate expenses of the Funds are equal to or greater than 1.5% for Manor Fund and Growth Fund and 1.00% for Bond Fund of the Funds' net assets the Advisor will reimburse the Funds for these expenses.


3.       INVESTMENT TRANSACTIONS

    Investment transactions, excluding short-term investments, for the year ended December 31, 2003, were as follows:

                             Manor       Growth       Bond
                             Fund         Fund        Fund

   Purchases             $ 480,530     $ 757,811   $ 799,375

   Proceeds from sales   $  77,705     $ 103,375   $ 832,282





                    MANOR INVESTMENT FUNDS, INC.
              Notes to Financial Statements (continued)
                          December 31, 2003


4.  FEDERAL INCOME TAXES

    Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.



                                   Manor        Growth       Bond Fund
                                   Fund          Fund

   Federal  tax cost of        $ 2,145,396   $ 2,098,376   $ 1,632,739
   investments                 ------------  ------------- -----------

   Gross  tax appreciation     $   434,300   $   356,214   $    19,979
   of  investments

   Gross tax depreciation of
   investments                   (169,822)     (196,284)         (609)

                               ------------  ------------- -----------
    Net tax appreciation       $   264,478   $   159,930   $    19,370


   Undistributed ordinary
   income                      $      --     $      --     $     4,369

   Undistributed capital
   gain income                 $      --     $      --     $       841


   Accumulated    capital
   losses                      $  (123,915)  $  (306,552)  $       --


    The accumulated capital loss carryovers listed above expire as follows:

                                   Manor      Growth
                                   Fund        Fund

                   2007        $ 40,300    $   3,668

                   2008        $   --      $ 151,266

                   2009        $ 78,780    $  45,013

                   2010        $ 4,835     $  48,507

                   2011        $    --     $  58,098

    The  tax  character of distributions paid during the  years  ended
    December 31, 2003 and 2002 were as   follows:


                     Manor Fund         Growth Fund          Bond Fund
                  2003       2002     2003       2002      2003       2002

Ordinary income    --         --       --         --    $ 40,658   $ 44,818

Long-term capital
gain               --         --       --         --    $ 37,777   $  7,381




MANOR INVESTMENT FUNDS, INC.
MANOR FUND
FINANCIAL HIGHLIGHTS
Years Ended December 31


                               2003	 2002	   2001      2000      1999
                            -------   -------   -------   -------   -------
PER SHARE DATA (1)
Net asset value, beginning of year
                            $ 10.52   $ 13.20   $ 15.76   $ 17.08   $ 15.46
                            -------   -------   -------   -------   -------
Investment operations
 Net investment (loss) income
                              --       (0.01)    (0.02)   (0.06)      0.07
 Net realized and unrealized
  (loss) gain on investments
                               3.32    (2.67)    (2.54)    (1.26)      1.62
                            -------   -------   -------   -------   -------
Total from investment operations
                               3.32    (2.68)    (2.56)    (1.26)      1.69
                            -------   -------   -------   -------   -------
Distributions
 Dividends from net investment income
                                --        --        --       --      (0.07)
 Distributions from realized capital gains
                                --        --        --       --         --
                            -------   -------   -------   -------   -------
                                --        --        --       --      (0.07)
                            -------   -------   -------   -------   -------

Net (decrease) increase in net asset value
                             (2.68)    (2.68)    (2.56)    (1.32)      1.62
                            -------   -------   -------   -------   -------
Net asset value, end of year
                            $ 13.84   $ 10.52   $ 13.20   $ 15.76   $ 17.08
                            -------   -------   -------   -------   -------

(1)Selected data based on weighted average shares outstanding.



TOTAL INVESTMENT RETURN
                             31.56%   -20.30%   -16.24%    -7.73%    10.95%
                            -------   -------   -------   -------   -------


RATIOS (to Average Net Assets)

Investment income-net         0.04%    -0.08%	 -0.11%    -0.32%     0.44%
                            -------   -------   -------   -------   -------
Expenses                      1.50%     1.50%     1.50%     1.50%     1.50%
                            -------   -------   -------   -------   -------
PORTFOLIO TURNOVER RATE       4.26%       26%       28%       16%       19%
                            -------   -------   -------   -------   -------








MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
Financial Highlights
Years Ended December 31

                         2003      2002      2001      2000      1999
                       ------    ------    ------    ------    ------
PER SHARE DATA (1)

Net asset value,
beginning of year     $  7.08   $  8.95   $  9.54   $ 11.72   $ 10.00
                       ------    ------    ------    ------    ------

Investment Operations
     Net investment (loss)
     income            (0.05)    (0.06)    (0.05)    (0.05)       --

     Net realized and
     Unrealized(loss)
     gain on investments 2.19    (1.81)    (0.54)    (2.13)      1.72
                       ------    ------    ------    ------    ------
Total from investment
operations               2.14    (1.87)    (0.59)    (2.18)      1.72
                       ------    ------    ------    ------    ------

Distributions
     Dividends from net
     investment income    --       --         --        --        --

     Distributions from
     realized capital
     gains                --       --         --        --        --
                       ------    ------    ------    ------    ------
Total Distributions       --       --         --        --        --
                       ------    ------    ------    ------    ------

Net (decrease) increase
   In net asset value    2.14    (1.87)    (0.59)    (2.18)      1.72
                       ------    ------    ------    ------    ------


Net asset value,
end of year           $  9.22   $  7.08   $  8.95   $  9.54   $ 11.72
                       ------    ------    ------    ------    ------


(1) Selected data based on a share outstanding throughout the year.

Total Investment
Return                 30.23%   -20.89%    -6.18%   -18.60%    17.20%
                       ------    ------    ------    ------    ------


RATIOS (to Average Net Assets)                         (2)

Investment income-net  -0.66%    -0.70%    -0.53%    -0.44%     0.01%
                       ------    ------    ------    ------    ------

Expenses                1.50%     1.50%     1.50%     1.52%     1.49%
                       ------    ------    ------    ------    ------

Portfolio Turnover Rate 6.53%     13.2%     33.6%     16.0%      4.0%
                       ------    ------    ------    ------    ------

(2) Annualized



Total Investment
Return                 30.23%   -20.89%    -6.18%   -18.60%    17.20%
                       ------    ------    ------    ------    ------


RATIOS (to Average Net Assets)                         (2)

Investment income-net  -0.66%    -0.70%    -0.53%    -0.44%     0.01%
                       ------    ------    ------    ------    ------

Expenses                1.50%     1.50%     1.50%     1.52%     1.49%
                       ------    ------    ------    ------    ------

Portfolio Turnover Rate 6.53%     13.2%     33.6%     16.0%      4.0%
                       ------    ------    ------    ------    ------

(2) Annualized

* For the period 6/30 - 12/31/99
The accompanying notes are an integral part of these financial statements.







MANOR INVESTMENT FUNDS, INC.
BOND FUND
Financial Highlights
Years Ended December 31


                         2003      2002      2001      2000      1999
                       ------    ------    ------    ------    ------
PER SHARE DATA (1)

Net asset value,
beginning of year     $ 10.98   $ 10.63   $ 10.39   $  9.90   $ 10.00
                       ------    ------    ------    ------    ------

Investment Operations
     Net investment (loss)
     Income              0.26      0.32      0.43      0.46      0.18

     Net realized and
     Unrealized(loss)
     gain on investments (0.17)    0.33      0.17      0.45    (0.16)
                        -------  ------    ------    ------    ------

Total from investment
operations               0.09      0.65      0.60      0.91      0.02
                       ------    ------    ------    ------    ------

Distributions
     Dividends from net
     investment income (0.25)    (0.27)    (0.36)    (0.42)    (0.12)
     Distributions from
     realized capital
     gains             (0.24)    (0.03)       --        --        --
                       ------    ------    ------    ------    ------
Total Distributions    (0.49)    (0.30)    (0.36)    (0.42)    (0.12)
                       ------    ------    ------    ------    ------

Net (decrease) increase in
   net asset value     (0.40)      0.35      0.24      0.49    (0.10)
                       ------    ------    ------    ------    ------


Net asset value,
end of year           $ 10.58   $ 10.98   $ 10.63   $ 10.39   $  9.90
                       ------    ------    ------    ------    ------


(1) Selected data based on a share outstanding throughout the year.

Total Investment
Return                  0.82%     6.11%     5.77%     9.19%     0.23%
                       ------    ------    ------    ------    ------


RATIOS (to Average Net Assets)                         (2)

Investment income-net   2.30%     2.96%     4.01%     4.45%     3.58%
                       ------    ------    ------    ------    ------

Expenses                1.00%     1.00%     1.00%     1.00%     1.00%
                       ------    ------    ------    ------    ------

Portfolio Turnover Rate 50.61%    26.3%      0.0%      0.0%      0.0%
                       ------    ------    ------    ------    ------

(2) Annualized
* For the period 6/30 - 12/31/99
The accompanying notes are an integral part of these financial statements.









FORM N-1A

PART C
OTHER INFORMATION



Item 24.        Financial Statements and Exhibits

  a.  Financial Statements
        Financial highlights are included in Part A and all other financial statements are presented in Part B

      Manor Investment Funds, Inc.
        Statement of Net Assets as of December 31, 2003
        Statement of Operations for the Year Ended December 31, 2003 Statement of Changes in Net Assets for the Years Ended
          December 31, 2002 and 2003
        Financial Highlights for the Years Ended December 31, 1999, 2000, 2001, 2002 and 2003
        Notes to Financial Statements

  b.  Exhibits
        (a) Registrant's Articles of Incorporation, Exhibit 1 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (b) Registrant's By-Laws; Exhibit 2 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (c)  Voting Trust Agreement (None)

        (d) Stock Certificate; Exhibit 4 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (e) Investment Advisory Contract; Exhibit 5 to Registrant's Registration Statement of
              Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (f)  Underwriting Agreements (None)

        (g)  Reimbursement Agreements with Officers and/or Directors;
               Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (h)  Custodian Agreement; with First National Bank of West Chester;
               Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

        (i)  Other Contracts (None)

        (j)  Opinion of Counsel Concerning Fund Securities

        (k)  Consent of Sanville & Company, CPA

        (l)  Other Financial Statements (None)

        (m)  Powers of Attorney (None)

        (n)  Initial Capital Arrangement Agreements (None)

        (o) Code of Ethics; Exhibit 15 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

2.  Control Persons
             Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of December 31, 2003 Mr. Morris and his wife Anne own 5.0% of the outstanding shares of the Fund.

3.  Number of Shareholders
            There were 170 shareholders of the Manor Investment Funds as of December 31, 2003.

4.  Indemnification
            The registrant has been advised that, in the opinion of the Securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5.  Activities of Investment Adviser
           The activity of Morris Capital Advisors, Inc., at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

6.  Principal Underwriter
          The Fund acts as its own underwriter.

7.  Location of Accounts & Records
          All Fund records are held in corporate headquarters, 15 Chester Commons, Malvern, PA 19355.

8.  Management Services
         Not Applicable.

9.  Distribution Expenses
         The Fund currently bears no distribution expenses.

10  Undertakings
          None




                  CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


     We consent to the use of our report, dated February 12, 2004, on the annual financial statements and financial highlights of the Manor Investment Funds, Inc. (Manor Fund, Growth Fund and Bond Fund), which is included in Part A and
B in Post Effective Amendmend No. 11 to the Registration Statement under the Securities Act of 1933 and Post Effective Amendment No. 11 under the Investment Company Act of 1940 and included in the Prospectus and Statement of Additional Information, as specified and to the reference made to us under the caption, "Independent Auditors" int he Statement of Additional Information.



Abington, Pennsylvania                                    /s/ Sanville & Company
April 26, 2004                                      Certified Public Accountants


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 30th day April.

                                    Manor Investment Funds, Inc.


                                    By: _________________________________
                                         Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature
Title
Date

Daniel A. Morris

President, Chief Executive Officer and Director


Bruce Laverty

Secretary


James McFadden

Director


John T. McGinn.

Director


Fred Myers

Director


Alan Weintraub

Director


Edward Szkudlapski

Director



Donald Thompson

Director